Financial assets and liabilities (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Aug. 22, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 205,228	€ 327,062	[1]		€ 75,544	[1]
Financial assets, at fair value	176,754	301,500			47,452
Financial liabilities, at fair value	€ 162,256	125,191			€ 58,469
Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%				1.00%
Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 73,497	40,622			€ 9,439
Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	44,935	37,348			33,555
Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	43,824	47,221			15,475
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	24,803	30,037			566
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	3,620	18,506			566
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	21,183	11,531			0
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0			0
LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	137,453	95,154			57,903
LIABILITIES AT AMORTIZED COST | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	69,877	42,768			8,873
LIABILITIES AT AMORTIZED COST | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	23,752	5,165			33,555
LIABILITIES AT AMORTIZED COST | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	43,824	47,221			15,475
ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0			0
ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	176,754	301,500			47,452
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	177,537	301,161			47,889
Financial liabilities	157,828	124,266			65,272
Recurring fair value measurement | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	€ 69,069	39,697			€ 16,241
Recurring fair value measurement | Kreos 1 & 2 bond loans | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities					0.1475
Decrease in financial liabilities at fair value					€ 68
Recurring fair value measurement | Oceane | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value					€ 476
Recurring fair value measurement | Kreos / Claret convertible notes (OCABSA) | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		€ 538		€ 624
Recurring fair value measurement | Kreos & Claret Financing, Tranche A,B and C | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0750	0.0900		0.0960
Decrease in financial liabilities at fair value	€ 958
Recurring fair value measurement | Conditional advances and PGE loan | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0730	0.0900			0.1475
Recurring fair value measurement | PGE | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value	€ 21	€ 39			€ 55
Recurring fair value measurement | RNP-VIR conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		15			31
Recurring fair value measurement | CARENA conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		37			37
Recurring fair value measurement | Ebola conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value		1			1
Recurring fair value measurement | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	44,935	37,348			33,555
Recurring fair value measurement | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	43,824	47,221			15,475
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	12,690	22,394			11,271
Other financial assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0			0
Other financial assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	12,690	22,394			11,271
Other financial assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13,473	22,055			11,708
Other receivables and assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	19,843	27,164			9,231
Other receivables and assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0			0
Other receivables and assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	19,843	27,164			9,231
Other receivables and assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,843	27,164			9,231
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	144,221	251,942			26,950
Cash and cash equivalents | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0			0
Cash and cash equivalents | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	144,221	251,942			26,950
Cash and cash equivalents | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	144,221	251,942			26,950
Long-term advances made to CROs | Recurring fair value measurement | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial assets at fair value	€ 235	€ 23			€ 240
Long-term advances made to CROs | Recurring fair value measurement | Bottom of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0131	0.0104			0.0016
Long-term advances made to CROs | Recurring fair value measurement | Top of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0271	0.0218			0.0476

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).